INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Total current tax expense 1	$ 1,025	$ 1,008	$ 2,080
Total deferred tax expense (benefit)	510	(770)	(363)
Total income tax expense	$ 1,535	$ 238	$ 1,717